PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
10.	PLANT AND EQUIPMENT

	June 30, 2013	December 31, 2012

Plant and machinery	$3,681,644	$3,681,644
Structure and leasehold improvements	15,446,062	15,446,062
Mature seeds	2,660,357	1,369,626
Furniture and equipment	633,370	212,479
Motor vehicles	277,513	277,513
	22,698,946	20,987,324

Less: Accumulated depreciation	(1,679,693)	(1,041,022)
Net booking value	21,019,253	19,946,302

Depreciation expense was $331,596 and $125,530 for the three months ended June 30, 2013 and 2012, respectively.
Depreciation expense was $638,671 and $183,154 for the six months ended June 30, 2013 and 2012, respectively.

13.	PLANT AND EQUIPMENT
	2012	2011

Plant and machinery	$3,681,644	$1,855,068
Structure and leasehold improvements	15,446,062	27,211
Mature seeds	1,369,626	503,663
Furniture and equipment	212,479	773,185
Motor vehicles	277,513	106,298
	20,987,324	3,265,425

Less: Accumulated depreciation	(1,041,022)	(597,660)
Net carrying amount	19,946,302	2,667,765

Depreciation expense was $443,361 and $220,810 for the years ended December 31, 2012 and 2011, respectively.